Equity - Additional information (Detail)										1 Months Ended		12 Months Ended
	Apr. 07, 2020 PEN (S/)	Apr. 07, 2020 USD ($) $ / shares	Jul. 18, 2019 PEN (S/) shares	Apr. 01, 2019 PEN (S/)	Apr. 01, 2019 USD ($) $ / shares	Apr. 02, 2018 PEN (S/)	Apr. 02, 2018 USD ($) $ / shares	Apr. 10, 2017 PEN (S/)	Apr. 10, 2017 USD ($) $ / shares	Jul. 31, 2019 PEN (S/)	Jul. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 PEN (S/) shares	Dec. 31, 2018 PEN (S/) shares	Dec. 31, 2017 PEN (S/) shares	Dec. 31, 2016 PEN (S/) shares	May 25, 2016 shares
Disclosure of classes of share capital [line items]
Common stock, nominal value | $ / shares											$ 0
Common stock, issuance value per share | $ / shares											$ 9.72
IPO, Number of shares issued | shares			2,336,841
IPO, fair value of shares issued | S/			S/ 336,950,000
Subscribed and paid-in common shares | shares												115,447,705	113,110,864
Dividends distribution declared				S/ 654,464,000	$ 197,187,000	S/ 510,688,000	$ 157,750,000	S/ 475,773,000	$ 146,482,000
Dividends distribution declared, per share | $ / shares					$ 1.75		$ 1.40		$ 1.30
Treasury stock, sold value | S/													S/ 383,589,000	S/ 142,839,000
Shares authorized for repurchase | shares																3,500,000
Percentage of shares authorized for repurchase																3.09%
Regulatory capital requirement												According to the provisions of Legislative Decree No. 1028 and amendments, Interbank's regulatory capital must be equal to or higher than 10 percent of the assets and contingent credits weighted by total risk represented by the sum of: the regulatory capital requirement for market risk multiplied by 10, the regulatory capital requirement for operational risk multiplied by 10 and the assets and contingent credits weighted by credit risk.
Additional regulatory capital | S/												S/ 803,717,000	735,483,000
Percentage of solvency												35.00%
Percentage of annual transfers to reserve												10.00%
Legal and special reserves | S/												S/ 1,205,297,000	S/ 1,000,764,000
Distribution Of Dividend [Member]
Disclosure of classes of share capital [line items]
Dividends distribution declared	S/ 698,227,000	$ 202,034,000
Dividends distribution declared, per share | $ / shares		$ 1.75
Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of reserve to additional paid in capital												(20.00%)
Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of reserve to additional paid in capital												35.00%
Interfondos SA Sociedad Administradora de Fondos [Member]
Disclosure of classes of share capital [line items]
Entity shares held by subsidiary, shares | shares												1,400
Entity shares held by subsidiary, value | S/												S/ 196,000
Issued capital [member]
Disclosure of classes of share capital [line items]
IPO, Number of shares issued | shares											2,336,841
IPO, fair value of shares issued			S/ 74,571,000							S/ 74,571,000	$ 22,714,000
Number of shares held | shares												115,447,000	113,110,000	113,110,000	113,110,000
Treasury shares [member]
Disclosure of classes of share capital [line items]
Treasury stock, sold value | S/												S/ 208,178,000	S/ 259,022,000	S/ 107,680,000
Number of shares held | shares												(1,000)	(2,418,000)	(5,428,000)	(6,179,000)
Treasury stock, sold | shares			2,418,754										3,010,000	1,251,000
Treasury shares [member] | Interfondos SA Sociedad Administradora de Fondos [Member]
Disclosure of classes of share capital [line items]
Number of shares held | shares													2,418,754	5,428,244
Treasury stock, sold | shares													3,009,490
Retained earnings [member]
Disclosure of classes of share capital [line items]
Treasury stock, sold value | S/												S/ 138,997,000	S/ 123,705,000	S/ 34,984,000
Reserve charged to retained earnings | S/													(1,000,000,000)	(1,100,000,000)
Equity attributable to owners of parent [member]
Disclosure of classes of share capital [line items]
Treasury stock, sold value | S/													382,727,000	142,664,000
Reserve [Member]
Disclosure of classes of share capital [line items]
Reserve charged to retained earnings | S/													S/ 1,000,000,000	S/ 600,000,000	S/ 500,000,000